6. INVESTMENT IN ASSOCIATES - ROYALTY INTEREST (Details) - CAD ($)		12 Months Ended
		Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Details
Exploration and evaluation assets capitalized		$ 566,782
Write-off of investment in associates - royalty interest	[1]	$ 0	$ 560,139	$ 0

[1]	Note 6.